Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues before reimbursable items	$ 2,499,349	$ 2,192,978	$ 1,823,708
Revenue for reportable segment	2,779,541	2,446,877	2,064,305
Depreciation and amortization	258,264	246,620	199,026
Operating income	534,107	431,640	382,500
Total assets	3,908,300	3,733,581
North America Services
Segment Reporting Information [Line Items]
Revenue for reportable segment	1,305,999	1,102,316	987,006
International Services
Segment Reporting Information [Line Items]
Revenue for reportable segment	344,030	352,196	334,764
Merchant Services
Segment Reporting Information [Line Items]
Revenue for reportable segment	549,135	509,679	534,683
NetSpend
Segment Reporting Information [Line Items]
Revenue for reportable segment	580,377	482,686	207,851
Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	163,390	147,502	131,343
Operating income	777,213	669,792	585,683
Operating Segments | North America Services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	1,147,254	954,082	860,645
Revenue for reportable segment	1,334,258	1,117,764	1,000,073
Depreciation and amortization	99,544	86,513	74,480
Operating income	429,064	351,512	321,619
Total assets	3,516,328	3,327,160
Operating Segments | International Services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	331,159	341,785	321,484
Revenue for reportable segment	354,725	363,359	341,549
Depreciation and amortization	34,892	38,909	41,708
Operating income	60,087	55,123	42,068
Total assets	348,714	356,590
Operating Segments | Merchant Services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	474,040	435,649	446,277
Revenue for reportable segment	549,369	510,120	533,050
Depreciation and amortization	18,268	14,571	12,034
Operating income	150,225	134,872	155,643
Total assets	689,781	695,744
Operating Segments | NetSpend
Segment Reporting Information [Line Items]
Revenues before reimbursable items	580,377	482,686	207,851
Revenue for reportable segment	580,377	482,686	207,851
Depreciation and amortization	10,686	7,509	3,121
Operating income	137,837	128,285	66,353
Total assets	1,504,740	1,556,369
Intersegment Elimination
Segment Reporting Information [Line Items]
Revenues before reimbursable items	(33,481)	(21,224)	(12,549)
Revenue for reportable segment	(39,188)	(27,052)	(18,218)
Total assets	(2,151,263)	(2,202,282)
Segment Reconciling Items | Acquisition Related Intangible Assets
Segment Reporting Information [Line Items]
Depreciation and amortization	92,522	96,971	65,893
Operating income	(92,522)	(96,971)	(65,893)
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Depreciation and amortization	2,352	2,147	1,790
Corporate, Non-Segment | NetSpend
Segment Reporting Information [Line Items]
Operating income		(3,217)	(14,220)
Corporate, Non-Segment | Share Based Compensation
Segment Reporting Information [Line Items]
Operating income	(41,549)	(30,790)	(28,933)
Corporate, Non-Segment | Corporate Administration
Segment Reporting Information [Line Items]
Operating income	$ (109,035)	$ (107,174)	$ (94,137)